Consolidated Statements of Changes in Shareholders' Equity - CAD ($)	Share capital [Member]	Shares to be issued [Member]	Contributed Surplus [Member]	Deficit [Member]	Accumulated other comprehensive losses [Member]	Total
Beginning Balance at Nov. 30, 2016	$ 633,109	$ 0	$ 117,016	$ (499,195)	$ 0	$ 250,930
Beginning Balance (Shares) at Nov. 30, 2016	12,934,000
Statements Line Items
Net loss for the year				(115,989)		(115,989)
Shares issued for private placements	$ 550,000					550,000
Shares issued for private placements (Shares)	5,500,000
Shares issued for options exercised	$ 29,657		(10,907)			18,750
Shares issued for options exercised (Shares)	125,000
Share issuance costs (Shares)	490,500
Shares issued for exploration and evaluation assets	$ 6,000					6,000
Shares issued for exploration and evaluation assets (Shares)	300,000
Ending Balance at Nov. 30, 2017	$ 1,218,766	0	106,109	(615,184)	0	709,691
Ending Balance (Shares) at Nov. 30, 2017	19,349,500
Statements Line Items
Net loss for the year				(986,901)		(986,901)
Shares issued for warrants exercised	$ 204,500					204,500
Shares issued for warrants exercised (Shares)	2,045,000
Shares issued for private placements	$ 2,604,220					2,604,220
Shares issued for private placements (Shares)	6,510,550
Shares issued for acquisition	$ 1,240,200					1,240,200
Shares issued for acquisition (Shares)	3,000,000
Shares issued for options exercised	$ 87,500					87,500
Shares issued for options exercised (Shares)	625,000
Share issuance costs	$ (253,794)		128,995			(124,799)
Finder's fee - acquisition	$ 159,562					159,562
Finder's fee - acquisition (Shares)	231,250
Fair value of options exercised	$ 50,080		(50,080)
Ending Balance at Nov. 30, 2018	$ 5,311,034	0	185,024	(1,602,085)	0	3,893,973
Ending Balance (Shares) at Nov. 30, 2018	31,761,300
Statements Line Items
Net loss for the year				(4,366,807)		(4,366,807)
Foreign currency translation income					46,244	46,244
Shares issued for warrants exercised	$ 187,120					187,120
Shares issued for warrants exercised (Shares)	910,300
Shares issued for options exercised	$ 37,500					37,500
Shares issued for options exercised (Shares)	125,000
Stock-based compensation			692,091			692,091
Fair value of agent warrants exercised	$ 127,254		(127,254)
Fair value of options exercised	13,590		(13,590)
Shares to be issued		22,811				22,811
Ending Balance at Nov. 30, 2019	$ 5,676,498	$ 22,811	$ 736,271	$ (5,968,892)	$ 46,244	$ 512,932
Ending Balance (Shares) at Nov. 30, 2019	32,796,600